Loans and Borrowings - Summary of Bonds (Details)		12 Months Ended		24 Months Ended
	Oct. 16, 2017 euroPerBond oCEANE	Dec. 31, 2024 EUR (€) euroPerBond oCEANE € / shares	Dec. 31, 2023 EUR (€) euroPerBond oCEANE	Dec. 31, 2024 EUR (€)
Potential ordinary share transactions [member]
Borrowing costs [abstract]
Maximum dilution of convertible instruments, percentage			17.50%	17.30%
Percentage of new shares issued (in percent)			21.20%	20.90%
Disclosure of detailed information about borrowings [line items]
Maximum dilution of convertible instruments, percentage			17.50%	17.30%
Percentage of new shares issued (in percent)			21.20%	20.90%
OCEANE
Borrowing costs [abstract]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium		550.00%
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium		550.00%
Bonds at origin
Borrowing costs [abstract]
Reference share price | € / shares		€ 22.77
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares		€ 22.77
Bonds at origin | OCEANE
Borrowing costs [abstract]
Conversion Exchange Premium	30.00%
Trading period	20 days
Proportion of trading period over nominal value of OCEANEs (in percent)	150.00%
Disclosure of detailed information about borrowings [line items]
Conversion Exchange Premium	30.00%
Trading period	20 days
Proportion of trading period over nominal value of OCEANEs (in percent)	150.00%
Bonds after OCEANEs buyback | OCEANE
Borrowing costs [abstract]
Number of debt instruments issued | oCEANE		1,902,698	1,923,662
Notional amount | €		€ 56,319,860.8	€ 56,940,395.2	€ 56,319,860.8
Nominal value per unit (in EUR per bond) | euroPerBond		29.60	29.60
Effective Interest Rate		8.80%	8.80%
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE		1,902,698	1,923,662
Notional amount | €		€ 56,319,860.8	€ 56,940,395.2	€ 56,319,860.8
Nominal value per unit (in EUR per bond) | euroPerBond		29.60	29.60
Effective Interest Rate		8.80%	8.80%